Subsequent Events	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Subsequent Events

19. Subsequent Events

(a) Issuance of shares

On April 5, 2024, the Company issued 84,616 common shares upon the exercise of RSUs for services received from a consultant.

On April 16, 2024, the Company issued 200,000 common shares pursuant to the signing of a collaboration agreement with respect to its proposed phosphate mine and Lithium Iron Phosphate (LFP) cathode active material plant project in the Saguenay-Lac-Saint-Jean Region of Quebec, Canada.

On May 31, 2024, the Company issued 470,250 common shares to the officers and directors, and 325,933 common shares to several consultants upon the exercise of RSUs for services received.

(b) Issuance of options

On April 16, 2024, the Company granted 250,000 options exercisable at $0.40 per common share to a consultant. The options vest as follows: (i) 25% on September 30, 2024, (ii) 25% on March 31, 2025, (iii) 25% on September 30, 2025, and (iv) 25% on March 31, 2026. These options expire three years from the grant date.

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(c)	Issuance of RSUs

On April 30, 2024, a consultant of the Company was granted 140,000 RSUs. 14,000 RSUs vest on May 31, 2024 and the remaining RSUs vest in increments of 42,000 on August 31, 2024, November 30, 2024 and February 28, 2025.

On May 7, 2024, several consultants of the Company were granted an aggregate of 290,000 RSUs. The RSUs vest as follows: (i) 116,000 on August 31, 2024, (ii) 87,000 on November 30, 2024, and (iii) 87,000 on February 28, 2025.